Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Discount on Note Payable	$ 326,945	$ 1,066,539	$ 0
Stockholders' equity
Preferred stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, authorized shares	5,000,000	5,000,000	5,000,000
Preferred stock, issued shares	0	0	0
Preferred stock, outstanding shares	0	0	0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, authorized shares	50,000,000	50,000,000	50,000,000
Common stock, issued shares	12,741,512	7,865,822	5,912,500
Common stock, outstanding shares	12,741,512	7,865,822	5,912,500